Item 1    Schedule of Investments


 T. Rowe Price International Bond Fund
 Unaudited                                                  March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                           Par/Shares   Value
 (Cost and value in $ 000s)

 AUSTRIA  3.1%
 Government Bonds  3.1%
 Republic of Austria, 5.25%, 1/4/11                    4,300,000     6,172

 Republic of Austria, 5.50%, 1/15/10                   18,750,000    26,927

 Republic of Austria, 5.875%, 7/15/06                  18,000,000    24,365

 Total Austria (Cost $49,413)                                        57,464

 BELGIUM  3.4%
 Government Bonds  3.4%
 Kingdom of Belgium, 4.25%, 9/28/13                    22,500,000    30,679

 Kingdom of Belgium, 5.00%, 3/28/35                    2,800,000     4,141

 Kingdom of Belgium, 6.25%, 3/28/07                    8,100,000     11,255

 Kingdom of Belgium, 7.00%, 5/15/06                    13,000,000    17,720

 Total Belgium (Cost $59,881)                                        63,795

 CANADA  1.0%
 Government Bonds  1.0%
 Government of Canada, 5.00%, 6/1/14                   13,025,000    11,312

 Government of Canada, 5.75%, 6/1/29                   7,320,000     6,912

 Total Canada (Cost $16,365)                                         18,224

 DENMARK  1.3%
 Government Bonds  1.3%
 Kingdom of Denmark, 5.00%, 11/15/13                   35,530,000    6,837

 Kingdom of Denmark, 7.00%, 11/10/24                   12,000,000    2,916

 Kingdom of Denmark, 8.00%, 3/15/06                    76,850,000    14,074

 Total Denmark (Cost $17,815)                                        23,827

 FINLAND  0.3%
 Government Bonds  0.3%
 Republic of Finland, 5.00%, 7/4/07                    4,500,000     6,145

 Total Finland (Cost $4,534)                                         6,145

 FRANCE  6.0%
 Government Bonds  6.0%
 Government of France, 4.00%, 10/25/14                 11,200,000    14,971

 Government of France, 5.00%, 4/25/12                  23,200,000    33,201

 Government of France, 5.50%, 4/25/10                  10,500,000    15,156

 Government of France, 5.50%, 4/25/29                  8,700,000     13,685

 Government of France, 5.75%, 10/25/32                 21,560,000    35,398

 Total France (Cost $99,964)                                         112,411

 GERMANY  13.3%
 Government Bonds  13.3%
 Bundesrepublic, 4.50%, 7/4/09                         24,000,000    33,032

 Bundesrepublic, 4.75%, 7/4/28                         8,185,000     11,646

 Bundesrepublic, 4.75%, 7/4/34                         29,850,000    42,854

 Bundesrepublic, 5.25%, 1/4/11                         13,800,000    19,854

 Bundesrepublic, 5.50%, 1/4/31                         21,500,000    34,024

 Bundesrepublic, 6.00%, 7/4/07                         46,800,000    65,165

 KFW, 4.75%, 12/7/10 (GBP)                             17,275,000    32,278

 KFW, 5.50%, 12/7/15 (GBP)                             4,630,000     9,126

 Total Germany (Cost $231,798)                                       247,979

 GREECE  1.4%
 Government Bonds  1.4%
 Hellenic Republic, 4.60%, 5/20/13                     13,030,000    18,037

 Hellenic Republic, 6.00%, 2/19/06                     6,000,000     8,023

 Total Greece (Cost $20,209)                                         26,060

 HUNGARY  0.3%
 Government Bonds  0.3%
 Government of Hungary, 6.25%, 6/12/08                 1,182,800,000 6,020

 Total Hungary (Cost $6,037)                                         6,020

 IRELAND  0.7%
 Government Bonds  0.7%
 Republic of Ireland, 4.00%, 4/18/10                   3,150,000     4,258

 Republic of Ireland, 5.00%, 4/18/13                   6,100,000     8,773

 Total Ireland (Cost $9,144)                                         13,031

 ITALY  8.7%
 Government Bonds  8.7%
 Republic of Italy, 4.25%, 8/1/14                      14,100,000    19,119

 Republic of Italy, 5.00%, 10/15/07                    10,940,000    15,015

 Republic of Italy, 5.25%, 8/1/11                      5,400,000     7,780

 Republic of Italy, 5.50%, 11/1/10                     13,800,000    20,005

 Republic of Italy, 6.00%, 11/1/07                     33,800,000    47,414

 Republic of Italy, 6.00%, 5/1/31                      29,400,000    48,506

 Republic of Italy, 7.25%, 11/1/26                     2,483,653     4,624

 Total Italy (Cost $117,216)                                         162,463

 JAPAN  14.1%
 Government Bonds  14.1%
 Government of Japan, 0.60%, 9/20/09                   1,351,200,000 12,673

 Government of Japan, 1.00%, 12/20/12                  3,162,200,000 29,505

 Government of Japan, 1.10%, 9/20/12                   2,646,000,000 24,926

 Government of Japan, 1.30%, 6/20/11                   7,404,000,000 71,469

 Government of Japan, 1.30%, 12/20/13                  4,565,000,000 43,043

 Government of Japan, 1.40%, 3/20/12                   2,465,500,000 23,831

 Government of Japan, 1.50%, 3/20/15                   421,400,000   3,995

 Government of Japan, 2.00%, 6/20/22                   3,519,900,000 33,916

 Government of Japan, 2.20%, 6/22/20                   1,923,000,000 19,292

 Total Japan (Cost $249,856)                                         262,650

 MEXICO  3.5%
 Common Stocks  0.0%
 United Mexican States, Series C, Warrants, 6/1/05     1,334,506     9
(USD) *
                                                                     9

 Government Bonds  3.5%
 United Mexican States, 8.00%, 12/23/10                118,500,000   9,624

 United Mexican States, 8.00%, 12/7/23                 132,525,000   9,206

 United Mexican States, 9.00%, 12/20/12                469,000,000   38,786

 United Mexican States, 10.00%, 12/5/24                57,350,000    4,778

 United Mexican States, 10.50%, 8/24/06                35,450,000    3,245

                                                                     65,639

 Total Mexico (Cost $67,401)                                         65,648

 NETHERLANDS  4.4%
 Government Bonds  4.4%
 Government of Netherlands, 4.00%, 7/15/05             38,580,000    50,282

 Government of Netherlands, 5.00%, 7/15/11             6,200,000     8,824

 Government of Netherlands, 5.25%, 7/15/08             11,000,000    15,371

 Government of Netherlands, 5.50%, 1/15/28             4,535,000     7,097

 Total Netherlands (Cost $75,433)                                    81,574

 POLAND  2.6%
 Government Bonds  2.6%
 Government of Poland, 5.00%, 10/24/13                 49,310,000    15,094

 Government of Poland, 5.75%, 6/24/08                  31,600,000    10,079

 Government of Poland, 6.25%, 10/24/15                 67,000,000    22,491

 Total Poland (Cost $47,446)                                         47,664

 PORTUGAL  2.3%
 Government Bonds  2.3%
 Republic of Portugal, 3.00%, 7/17/06                  28,000,000    36,636

 Republic of Portugal, 5.15%, 6/15/11                  3,900,000     5,591

 Total Portugal (Cost $39,051)                                       42,227

 SOUTH AFRICA  0.8%
 Government Bonds  0.8%
 Republic of South Africa, 13.00%, 8/31/10             82,000,000    15,877

 Total South Africa (Cost $14,477)                                   15,877

 SPAIN  7.2%
 Government Bonds  7.2%
 Kingdom of Spain, 4.00%, 1/31/10                      11,980,000    16,213

 Kingdom of Spain, 4.95%, 7/30/05                      47,850,000    62,601

 Kingdom of Spain, 5.75%, 7/30/32                      4,200,000     6,891

 Kingdom of Spain, 6.00%, 1/31/08                      34,200,000    48,342

 Total Spain (Cost $117,150)                                         134,047

 SUPRANATIONAL  3.5%
 Government Bonds  3.5%
 European Investment Bank, 3.50%, 10/15/05             50,000,000    65,285

 Total Supranational (Cost $66,654)                                  65,285

 SWEDEN  1.3%
 Government Bonds  1.3%
 Kingdom of Sweden, 5.00%, 1/28/09                     165,000,000   25,058

 Total Sweden (Cost $21,955)                                         25,058

 TURKEY  0.7%
 Government Bonds  0.7%
 Republic of Turkey, 15.00%, 2/10/10                   11,750,000    8,504

 Republic of Turkey, 20.00%, 10/17/07                  6,403,000     4,970

 Total Turkey (Cost $14,374)                                         13,474

 UNITED KINGDOM  3.4%
 Government Bonds  3.4%
 United Kingdom Treasury, 4.25%, 6/7/32                19,735,000    35,399

 United Kingdom Treasury, 5.00%, 3/7/08                6,600,000     12,579

 United Kingdom Treasury, 5.00%, 3/7/12                7,650,000     14,715

 Total United Kingdom (Cost $56,351)                                  62,693

 UNITED STATES  19.0%
 Money Market Funds  19.0%
 T. Rowe Price Reserve Investment Fund, 2.67% #+        354,151,925     354,152

 Total United States (Cost $354,152)                                    354,152

 FORWARD CURRENCY EXCHANGE CONTRACTS  (0.4%)
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts (2)                                                          (7,956)

 Total Forward Currency Exchange Contracts                              (7,956)

 Total Investments in Securities
 101.9% of Net Assets (Cost $1,756,676)                              $1,899,812

 (1) Denominated in currency of country of incorporation unless otherwise noted
 #   Seven-day yield
 *   Non-income producing
 +   Affiliated company - See Note 4
 ARS Argentinean peso
 AUD Australian dollar
 BRL Brazilian real
 CAD Canadian dollar
 CZK Czech koruna
 DKK Danish krone
 EUR Euro
 GBP British pound
 ILS Israeli shekel
 JPY Japanese yen
 KRW South Korean won
 MXN Mexican peso
 PLN Polish zloty
 SEK Swedish krona
 TRY New Turkish lira
 USD U.S. dollar ZAR South African rand

 (2) Open Forward  Currency Exchange Contracts at March 31, 2005 were as follows:
 Amounts in (000s)
                                                                    Unrealized
 Counterparty          Settlement   Receive           Deliver      Gain (Loss)
 J.P. Morgan Chase     5/19/05      AUD  1,374        USD  1,057   $   1

 J.P. Morgan Chase     5/19/05      CAD  4,703        USD  3,790       100

 State Street          5/19/05      CAD  28,370       USD  23,046      418

 ABN Amro              5/19/05      CZK  28,944       USD  1,242       9

 CS First Boston       5/19/05      CZK  58,664       USD  2,536       0

 State Street          5/19/05      EUR  26,928       SEK  245,204     211

 J.P. Morgan Chase     5/19/05      EUR  34,714       USD  45,460     (392)

 Morgan Stanley        5/19/05      EUR  3,197        USD  4,151      (1)

 State Street          5/19/05      EUR  13,591       USD  18,180     (535)

 J.P. Morgan Chase     5/19/05      GBP  3,696        USD  6,988      (25)

 CS First Boston       5/19/05      GBP  11,039       USD  21,122     (328)

 Morgan Stanley        5/19/05      GBP  769          USD  1,444       4

 State Street          5/19/05      GBP  11,037       USD  20,970      (180)

 ABN Amro              5/19/05      JPY  14,931,546   EUR  109,657     (2,533)

 J.P. Morgan Chase     5/19/05      JPY  945,983      EUR  6,900       (99)

 J.P. Morgan Chase     5/19/05      JPY  10,369,657   USD  99,397      (2,286)

 State Street          5/19/05      JPY  16,370,286   USD  156,954     (3,647)

 J.P. Morgan Chase     5/19/05      KRW  27,103,178   USD  26,372      302

 J.P. Morgan Chase     5/19/05      MXN  18,730       USD  1,660       (1)

 State Street          5/19/05      MXN  91,043       USD  7,968       97

 J.P. Morgan Chase     5/19/05      PLN  25,166       USD  8,070       (130)

 State Street          5/19/05      SEK  136,904      EUR  15,059      (149)

 J.P. Morgan Chase     5/19/05      SEK  18,806       USD  2,707       (42)

 State Street          5/19/05      SEK  446,360      USD  64,132      (876)

 J.P. Morgan Chase     5/19/05      USD  1,044        AUD  1,374       (14)

 J.P. Morgan Chase     5/19/05      USD  1,356        CAD  1,687       (40)

 ABN Amro              5/19/05      USD  3,995        DKK  22,893       6

 J.P. Morgan Chase     5/19/05      USD  1,660        DKK  9,409        20

 J.P. Morgan Chase     5/19/05      USD  3,251        EUR  2,430        97

 CS First Boston       5/19/05      USD  3,872        EUR  2,987        (6)

 J.P. Morgan Chase     5/19/05      USD  9,625        GBP  5,033        144

 CS First Boston       5/19/05      USD  28,187       GBP  15,025       (115)

 J.P. Morgan Chase     5/19/05      USD  16,879       JPY  1,767,343     328

 State Street          5/19/05      USD  13,157       JPY  1,378,806     244

 J.P. Morgan Chase     5/19/05      USD  70,755       MXN  803,295      (410)

 ABN Amro              5/19/05      USD  31,106       PLN  96,404        691

 J.P. Morgan Chase     5/19/05      USD  2,533        PLN  7,953         24

 CS First Boston       5/19/05      USD  13,156       PLN  39,921        561

 State Street          5/19/05      USD  7,894        ZAR  47,602        290

 State Street          5/19/05      USD  7,894        ZAR   47,602       290

 State Street          5/19/05      ZAR  26,402       USD   4,343       (125)

 J.P. Morgan Chase     6/21/05      ILS  78,610       USD   18,030      (34)

 CS First Boston       6/21/05      TRY  12,814       USD   8,490       714

 CS First Boston       6/21/05      USD  18,180       ILS   78,610      185

 J.P. Morgan Chase     6/21/05      USD  9,297        TRY   12,814      93

 J.P. Morgan Chase     2/8/06       ARS  52,728       USD   17,620      (338)

 ABN Amro              2/22/06      ARS  27,655       USD   9,362       (318)

 CS First Boston       3/16/06      BRL  14,718       USD   4,721       137

 CS First Boston       4/3/06       BRL  11,887       USD   3,872       (8)

 Net unrealized gain (loss) on open forward currency exchange
contracts                                                        $  (7,956)


 The acco mpanying no tes are an integral part o f this P ortfolio o f Investments.

T. Rowe Price International Bond Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollardenominated bonds outside the U.S.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $1,756,676,000. Net unrealized gain aggregated $142,930,000 at period-end, of which $157,909,000 related to appreciated investments and $14,979,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $1,337,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $354,152,000 and $154,870,000, respectively.



 T. Rowe Price Emerging Markets Bond Fund
 (Unaudited) March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                         Par/Shares     Value
 (Cost and value in $ 000s)

 ARGENTINA  12.0%
 Government Bonds  12.0%
 City of Buenos Aires, 7.875%, 4/11/11 (USD)           4,342,000     4,016

 City of Buenos Aires, STEP, 6.65%, 6/10/09 (EUR)      910,000,000   552

 City of Buenos Aires, STEP, 9.50%, 5/28/08            6,180,000     2,379

 Republic of Argentina, 0.63%, 12/31/38 8              33,708,720    4,000

 Republic of Argentina, 1.20%, 12/31/38 (EUR) 8        1,355,237     571

 Republic of Argentina, 1.33%, 12/31/38 (USD) 8        8,367,817     2,720

 Republic of Argentina, BODEN, FRN, 3.01%, 8/3/12 (USD)19,250,000    16,169

 Republic of Argentina, 5.83%, 12/31/33                3,639,187     1,080

 Republic of Argentina, 7.82%, 12/31/33 (EUR)          1,320,619     1,364

 Republic of Argentina, 8.28%, 12/31/33 (USD)          5,671,288     4,565

 Total Argentina (Cost $35,064)                                      37,416

 BOSNIA & HERZEGOVINA  0.4%
 Government Bonds  0.4%
 Bosnia & Herzegovina, 3.50%, 12/11/17 (EUR)           2,000,000     1,108

 Total Bosnia & Herzegovina (Cost $679)                              1,108

 BRAZIL  20.3%
 Government Bonds  20.3%
 Republic of Brazil (Bearer shares), 3.063%, 4/15/09   346,154       341
(USD)
 Republic of Brazil (Registered shares)
 3.063%, 4/15/09 (USD)                                 3,115,385     3,073

 Republic of Brazil, DCB, FRN, 3.125%, 4/15/12 (USD)   1,235,269     1,161

 Republic of Brazil, Class C, 8.00%, 4/15/14 (USD) ss. 26,566,490    26,351

 Republic of Brazil, 8.75%, 2/4/25 (USD)               1,000,000     937

 Republic of Brazil, 10.125%, 5/15/27 (USD) ss.        11,750,000    12,367

 Republic of Brazil, 11.00%, 8/17/40 (USD) ss.         12,575,000    13,999

 Republic of Brazil, 14.50%, 10/15/09 (USD) ss.        4,000,000     5,041

 Total Brazil (Cost $60,650)                                         63,270

 COLOMBIA  2.8%
 Government Bonds  2.8%
 Republic of Colombia, 9.75%, 4/9/11 (USD)             563,581       623

 Republic of Colombia, 10.00%, 1/23/12 (USD) ++        2,500,000     2,737

 Republic of Colombia, 10.375%, 1/28/33 (USD) ss.      1,000,000     1,065

 Republic of Colombia, 10.50%, 7/9/10 (USD)            1,000,000     1,115

 Republic of Colombia, 10.75%, 1/15/13 (USD)           1,900,000     2,135

 Republic of Colombia, 11.75%, 2/25/20 (USD) ss.       1,000,000     1,203

 Total Colombia (Cost $8,921)                                        8,878

 ECUADOR  0.3%
 Government Bonds  0.3%
 Republic of Ecuador, STEP, 8.00%, 8/15/30 (USD)       1,000,000     900

 Total Ecuador (Cost $943)                                           900

 EL SALVADOR  0.4%
 Government Bonds  0.4%
 Republic of El Salvador, 7.625%, 9/21/34 (USD) ss.    1,000,000     1,032

 Republic of El Salvador, 8.25%, 4/10/32 (USD)         300,000       307

 Total El Salvador (Cost $1,284)                                     1,339

 GABON  0.5%
 Government Bonds  0.5%
 Gabon Loans, FRN, 2.025%, 6/1/08 (USD) *              2,463,399     1,404

 Total Gabon (Cost $2,464)                                           1,404

 IVORY COAST  0.1%
 Government Bonds  0.1%
 Republic of Ivory Coast, PDI, STEP, 1.90%, 3/29/18    12,350,000    409
(EUR) *
 Total Ivory Coast (Cost $1,074)                                     409

 LEBANON  0.3%
 Government Bonds  0.3%
 Republic of Lebanon, 7.75%, 9/7/12 (USD) ss.          1,000,000     982

 Total Lebanon (Cost $1,000)                                         982

 MEXICO  11.3%
 Government Bonds  7.2%
 United Mexican States, 6.375%, 1/16/13 (USD)          5,600,000     5,806

 United Mexican States, 8.00%, 12/19/13                69,780,000    5,369

 United Mexican States, 8.125%, 12/30/19 (USD) ss.     8,075,000     9,294

 United Mexican States, 11.50%, 5/15/26 (USD)          1,300,000     1,976

                                                                     22,445

 Corporate Bonds  4.1%
 Pemex Project Funding Master Trust, 7.75%, 9/28/49    8,250,000     8,178
(USD) ss.
 Pemex Project Funding Master Trust, STEP
 8.625%, 2/1/22 (USD)                                  4,100,000     4,661

                                                                     12,839

 Warrants  0.0%
 United Mexican States, Series C (USD) ^               2,000,000     52

 United Mexican States, Series D (USD) ^               2,000,000     13

 United Mexican States, Series E (USD) ^               2,000,000     47

                                                                     112

 Total Mexico (Cost $35,023)                                         35,396

 NORTH KOREA  0.3%
 Government Bonds  0.3%
 North Korea Debt Corporation, Zero Coupon
 3/12/10 (EUR) ^                                       4,000,000     530

 North Korea Debt Corporation, Zero Coupon
 3/12/10 (CHF) ^                                       2,000,000     335

 Total North Korea (Cost $475)                                       865

 PANAMA  1.4%
 Government Bonds  1.4%
 Republic of Panama, 9.375%, 1/16/23 (USD)             2,941,000     3,323

 Republic of Panama, 9.625%, 2/8/11 (USD)              1,000,000     1,140

 Total Panama (Cost $4,405)                                          4,463

 PERU  1.2%
 Government Bonds  1.2%
 Republic of Peru, 5.00%, 3/7/17 (USD)                 3,315,000     3,099

 Republic of Peru, 8.75%, 11/21/33 (USD)               500,000       524

 Total Peru (Cost $3,394)                                            3,623

 PHILIPPINES  4.2%
 Government Bonds  4.2%
 Republic of Philippines, 8.875%, 3/17/15 (USD) ss.    1,000,000     1,013

 Republic of Philippines, 9.50%, 2/2/30 (USD) ss.      4,500,000     4,393

 Republic of Philippines, 9.875%, 1/15/19 (USD) ss.    3,100,000     3,255

 Republic of Philippines, 10.625%, 3/16/25 (USD) ss.   4,000,000     4,315

 Total Philippines (Cost $12,903)                                    12,976

 RUSSIA  14.0%
 Government Bonds  14.0%
 Aries Vermogensverwaltungs, 9.60%, 10/25/14 (USD) ss. 10,500,000    12,600

 Russian Federation, 5.00%, 3/31/30 (USD)              30,376,817    31,221

 Total Russia (Cost $37,557)                                         43,821

 SERBIA  6.7%
 Government Bonds  6.7%
 Serbia, STEP, 3.75%, 11/1/24 (USD)                    25,280,240    20,856

 Total Serbia (Cost $21,874)                                         20,856

 TURKEY  8.0%
 Government Bonds  8.0%
 Republic of Turkey, Zero Coupon, 12/7/05              4,000,000     2,654

 Republic of Turkey, 8.00%, 2/14/34 (USD)              1,500,000     1,477

 Republic of Turkey, 11.75%, 6/15/10 (USD)             1,000,000     1,208

 Republic of Turkey, 11.875%, 1/15/30 (USD) ss.        10,000,000    13,425

 Republic of Turkey, 20.00%, 10/17/07                  8,000,000     6,210

 Total Turkey (Cost $24,372)                                         24,974

 UKRAINE  1.1%
 Government Bonds  1.1%
 Government of Ukraine, 7.65%, 6/11/13 (USD)           3,250,000     3,494

 Total Ukraine (Cost $3,320)                                         3,494

 VENEZUELA  6.2%
 Government Bonds  6.1%
 Republic of Venezeula, 8.50%, 10/8/14 (USD)           1,000,000     995

 Republic of Venezuela, 9.25%, 9/15/27 (USD)           6,000,000     5,970

 Republic of Venezuela, 13.625%, 8/15/18 (USD)         6,250,000     8,312

 Republic of Venezuela, FRN, 3.693%, 4/20/11 (USD)     4,300,000     3,838

                                                                     19,115

 Warrants  0.1%
 Republic of Venezuela (USD) ^                         7,140         150

                                                                     150

 Total Venezuela (Cost $17,565)                                      19,265

 VIETNAM  3.3%
 Government Bonds  3.3%
 Republic of Vietnam, FRN, 2.938%, 3/12/28 (USD)       4,750,000     4,263

 Republic of Vietnam, FRN, 4.087%, 3/14/16 (USD) ss.   6,456,522     5,972

 Total Vietnam (Cost $9,430)                                         10,235

 SHORT-TERM INVESTMENTS  4.9%
 Money Market Funds  4.9%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       15,400,716    15,401

 Total Short-Term Investments (Cost $15,401)                         15,401

 FORWARD CURRENCY EXCHANGE CONTRACTS  0.0%
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts (2)                                                       56

 Total Forward Currency Exchange Contracts                           56

 FUTURES CONTRACTS  0.0%
 Variation margin receivable (payable) on open futures
 contracts (3)                                                       (77)

 Total Futures Contracts                                             (77)

 SECURITIES LENDING COLLATERAL  26.9%
 Money Market Pooled Account 26.9%
 Investment in money market pooled account managed by JP
 Morgan Chase Bank, London, 2.819% #                   84,104,560    84,105

 Total Securities Lending Collateral (Cost $84,105)                  84,105

 Total Investments in Securities
 126.6% of Net Assets (Cost $381,903)                   $            395,159


 (1)  Denominated in currency of country of incorporation unless otherwise noted.
 #    Seven-day yield
 ^    Non-income producing
 *    In default with respect to payment of interest.
 ss.  All or a portion of this security is on loan at
      March 31, 2005 - See Note 2
 8    When-issued security
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2005.
 +    Affiliated company - See Note 4
 BRL  Brazilian real
 CHF  Swiss franc
DCB   Debt Conversion Bond
 EUR  Euro
FRN   Floating-Rate Note
 GBP  British pound
 MXN  Mexican peso
PDI   Past Due Interest Bond
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s).
 USD  U.S. dollar

 (2) Open Forward Currency Exchange Contracts at March 31, 2005
 were as follows:
 Amounts in (000s)
                                                                    Unrealized
 Counterparty       Settlement     Receive          Deliver        Gain (Loss)

 J.P. Morgan Chase  5/19/05        USD 4,079        EUR 3,123              24

 CS First Boston    5/19/05        USD 1,034        GBP 551               (4)

 J.P. Morgan Chase  5/19/05        USD 2,762        MXN 31,087              8

 J.P. Morgan Chase  3/16/06        BRL 3,023        USD 970            $   28

Net unrealized gain (loss) on open
forward currency exchange contracts                                    $   56


(3) Open Futures Contracts at March 31, 2005 were as follows:
($ 000s)
                                                       Contract     Unrealized
                                        Expiration     Value       Gain (Loss)
 Short, 112 U.S. Treasury Bond
 contracts, $150 par of 10.00%
 Republic of Colombia
 pledged as initial margin              6/05          $ (12,474)   $   (12,474)
 Net payments (receipts) of variation
 margin to date                                                         (261)
 Variation margin receivable (payable)
 on open futures contracts                                         $    (77)

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Bond Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a non-diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Non-investment-Grade Debt Securities
The fund may invest in non-investment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates and/or currency values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2005, the value of loaned securities was $78,643,000; aggregate collateral consisted of $84,105,000 in the money market pooled account.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $381,903,000. Net unrealized gain aggregated $13,510,000 at period-end, of which $18,635,000 related to appreciated investments and $5,125,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $70,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $15,401,000 and $8,007,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005